Recurring Fair Value Measurements (Details) - Schedule of Present Value Model for the Commitment Fee Shares Liability	Sep. 30, 2023 $ / shares	Jul. 25, 2023 $ / shares	Jul. 14, 2023 $ / shares	May 23, 2023 $ / shares	Mar. 17, 2023 $ / shares
Restricted Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Restricted term	1 year	1 year 2 months 4 days
Risk Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	5.46%	5.28%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	2.32%	2.07%
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)	$ 10.63	$ 10.59
Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	10	10
Term of Debt Conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term of debt conversion (in Dollars per share)	$ 0.5	$ 0.68
Probability of Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	60.00%	60.00%
SPA liability | Restricted Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Restricted term			1 year 2 months 15 days	1 year 14 days	1 year 1 month 13 days
SPA liability | Risk Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate			5.21%	5.03%	4.60%
SPA liability | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility			2.45%	7.12%	7.79%
SPA liability | Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)			$ 10.53	$ 10.45	$ 10.22
SPA liability | Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price			10	10	10
SPA liability | Term of Debt Conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term of debt conversion (in Dollars per share)			$ 0.71	$ 0.54	$ 0.62
SPA liability | Probability of Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination			60.00%	60.00%	80.00%